Note 20 - Condemnation (Details) (USD $)	0 Months Ended		1 Months Ended		12 Months Ended		80 Months Ended	3 Months Ended
	Sep. 13, 2013	Jul. 03, 2012	Jun. 30, 2010	Mar. 31, 2006	Dec. 31, 2013	Dec. 31, 2012	Jul. 03, 2012	Mar. 31, 2013	Jun. 30, 2006 sqm
Note 20 - Condemnation (Details) [Line Items]
Proceeds from Legal Settlements		$ 167,530,657		$ 26,315,000
Area of Land (in Square Meters)									245.5
Litigation Settlement, Amount			125,000,000
Statutory Interest Rate							9.00%
Payments for Delayed Tax Exempt Exchange					26,315,000
Gain (Loss) on Condemnation						61,649,000
Excise Tax Percentage					4.00%	4.00%
Dividends	98,685,000				67,995,704	56,786,652
Dividends Payable, Amount Per Share (in Dollars per share)	$ 66.56				$ 10.89
Dividends, Cash	68,000,000				68,000,000
Deferred Recognition of Property Sales Gain [Member]
Note 20 - Condemnation (Details) [Line Items]
Gain (Loss) on Condemnation					98,685,000
Cash Dividends [Member]
Note 20 - Condemnation (Details) [Line Items]
Dividends Payable, Amount Per Share (in Dollars per share)	$ 45.86
Subsequent Event [Member]
Note 20 - Condemnation (Details) [Line Items]
Payments for Legal Settlements								29,000
Additional Damanges [Member]
Note 20 - Condemnation (Details) [Line Items]
Proceeds from Legal Settlements		98,685,000
Costs, Disbursements and Expenses [Member]
Note 20 - Condemnation (Details) [Line Items]
Proceeds from Legal Settlements		1,474,941
Interest [Member]
Note 20 - Condemnation (Details) [Line Items]
Proceeds from Legal Settlements		$ 67,370,716